UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter
Ended: September 30, 2008

Check here if Amendment [X]; Amendment
Number:
This Amendment(Check only one)[X]is a
restatement.
[ ] add new holding entries.
Institutional Investment Manager Filing
this Report:

Name:	Tirschwell & Loewy, Inc.
Address:	400 Park Avenue
		New York, NY 10022

13F File Number: 28-3120

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of
Reporting Mangers:

Name:	Jeffrey M. Loewy
Title:	Executive Vice President
Phone:	212-888-7940
Signature, Place, and Date of Signing:

			New York, New York

Report Type (Check only one.):

[ X ]	13 F HOLDINGS REPORT.

[   ]	13 F NOTICE.

[   ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this
Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.


FORM 13F SUMMARY PAGE

Report Summary:

Form 13F Information Table Entry Total: 71

Form 13F Information Table Value Total:$321,813,019

                      30-Sep-08  TITLE                      VALUE          SHARES/      INVSTMT    VOTING
Name of Issuer                  OF CLASS     CUSIP         (x$1000)        PRN AMT      DSCRETN     AUTH

American Express                  COM      25816109          1587           44800        SOLE       SOLE
Amgen Inc                         COM      31162100          7290           122996       SOLE       SOLE
Analog Devices Inc.               COM      32654105         12171           461888       SOLE       SOLE
AT &T Inc                         COM      00206R102         497            17804        SOLE       SOLE
BankAmerica Pfd                   COM      60505104          989             1180        SOLE       SOLE
Bank of New York                  COM      64057102          1276           39176        SOLE       SOLE
Beckman Coulter Inc.              COM      75811109         17736           249835       SOLE       SOLE
Berkshire Hathaway Inc CL A       COM      84670108          784              6          SOLE       SOLE
Berkshire Hathaway Inc CL B       COM      84670207          963             219         SOLE       SOLE
Biogen Idec                       COM      09062X103        13582           270065       SOLE       SOLE
Boeing Co                         COM      97023105          262             4571        SOLE       SOLE
B P Amoco PLC                     COM      55622104          767            15280        SOLE       SOLE
Bristol Myers                     COM      110122108         354            17000        SOLE       SOLE
Brown Forman CL B                 COM      115637209         8495           118295       SOLE       SOLE
Charles River Labs                COM      159864107         4598           82800        SOLE       SOLE
Chevron Texaco Corp               COM      166764100         533             6457        SOLE       SOLE
Chubb Corp                        COM      171232101        17734           323027       SOLE       SOLE
Citigroup                         COM      172967101         813            39650        SOLE       SOLE
Citigroup PFD                     COM      172967598         385             9400        SOLE       SOLE
Coca Cola Co.                     COM      191216100         1051           19868        SOLE       SOLE
Coca Cola FEMSA S A DE C          COM      191241108         5449           107995       SOLE       SOLE
Colgate Palmolive                 COM      194162103         1714           22750        SOLE       SOLE
Dionex Corp.                      COM      254546104         9871           155322       SOLE       SOLE
Disney Walt Co Del                COM      254687106         772            25139        SOLE       SOLE
Dow Chemical                      COM      260543103         1464           46060        SOLE       SOLE
Exxon Mobil Corp                  COM      30231G102         2459           31668        SOLE       SOLE
General Electric                  COM      369604103         9340           366279       SOLE       SOLE
General Mills Inc.                COM      370334104         505             7345        SOLE       SOLE
Grainger WW Inc.                  COM      384802104        10306           118506       SOLE       SOLE
Grupo Televiso                    COM      40049J206         7867           359714       SOLE       SOLE
Harley Davidson                   COM      412822108         7372           197650       SOLE       SOLE
Henry Schein Inc                  COM                        1460           27125        SOLE       SOLE
Hershey Foods Corp                COM      427866108         9614           243155       SOLE       SOLE
Hewlett Packard                   COM      428236103         5436           117565       SOLE       SOLE
Home Depot                        COM      437076102         1065           41147        SOLE       SOLE
Honeywell Intl Inc                COM      438516106         4929           118625       SOLE       SOLE
IBM                               COM      459200101         1327           11342        SOLE       SOLE
ITT Educational                   COM      45068B109         202             2500        SOLE       SOLE
Illinois Tool Wks                 COM      452308109         2440           54900        SOLE       SOLE
Johnson & Johnson                 COM      478160104        22563           325685       SOLE       SOLE
Kellogg Co                        COM      487836108         311             5550        SOLE       SOLE
McAfee                            COM      579064106         4998           147179       SOLE       SOLE
McDonalds Corp                    COM      580135101         303             4903        SOLE       SOLE
Merck & Co.                       COM      589331107         1233           39076        SOLE       SOLE
Merrill Lynch & Co.               COM      590188108         1401           55366        SOLE       SOLE
Microsoft Corp                    COM      594918104         235             8822        SOLE       SOLE
Minn Mng & Mfg Co                 COM      604059105         6377           93350        SOLE       SOLE
Morgan J. P.                      COM      616880100        16479           352864       SOLE       SOLE
Morgan Stanley                    COM      617446448         570            24784        SOLE       SOLE
Nabors Industries                 COM      G6359F103         3074           123350       SOLE       SOLE
Pepsico                           COM      713448108         2061           28923        SOLE       SOLE
Pfizer Inc                        COM      717081103         496            26908        SOLE       SOLE
Proctor & Gamble                  COM      742718109         1556           22321        SOLE       SOLE
Raytheon Company New              COM      755111507         9249           172840       SOLE       SOLE
Rockwell Automation Inc.          COM      774347108         1927           51607        SOLE       SOLE
Rockwell Collins                  COM      774341101         4527           94141        SOLE       SOLE
Ross Stores Inc                   COM      778296103         3966           107750       SOLE       SOLE
Sara Lee Corp.                    COM      803111103         189            14932        SOLE       SOLE
Schering Plough Corp              COM      806605101         1537           83219        SOLE       SOLE
Schlumberger Limited              COM      806857108         9260           118582       SOLE       SOLE
Southern Co                       COM      842587107         249             6609        SOLE       SOLE
State Street Corp                 COM      857477103         4983           87607        SOLE       SOLE
Steinway Musical Instr            COM      858495104         1576           55650        SOLE       SOLE
Stratasys Inc                     COM      862685104         6232           356700       SOLE       SOLE
Teradyne Inc                      COM      880770102         1137           145570       SOLE       SOLE
Teva Pharmaceutical               COM      881624209        10934           238790       SOLE       SOLE
Tiffany & Co.                     COM      886547108        16594           467186       SOLE       SOLE
United Technologies               COM      913017109         267             4445        SOLE       SOLE
US Bancorp                        COM      902973106         306             8490        SOLE       SOLE
VCA Antech Inc                    COM      918194101         8739           296525       SOLE       SOLE
Walgreen Co                       COM      931422109         269             8700        SOLE       SOLE
Williams Sonoma                   COM      969904101         1607           99350        SOLE       SOLE
WPP Group PLC                     COM      929309300         546            13436        SOLE       SOLE
Wrigley Wm Jr Co                  COM      982526105         333             4200        SOLE       SOLE
Wyeth Labs                        COM      983024100         268             7260        SOLE       SOLE

















































































































































































































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